Warrants - Stock Warrants (Details) (USD $)	Jun. 30, 2012	Jan. 01, 2012	Jun. 30, 2011	Jan. 01, 2007
Notes to Financial Statements
Warrants Issued In Connection With a Private Placement				13,976,180
Class of Warrants or Right, Exercise Price of Warrants or Rights (in dollar per item)	19.52	1.05	$ 19.52	$ 1.05
Class of Warrant or Right, Outstanding	681,140		681,140